LONG TERM LOAN	3 Months Ended
Mar. 31, 2025
Long Term Loan
LONG TERM LOAN

NOTE 9 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $182,542 (NIS 500,000) from an Israeli bank. The loan bears interest at a variable rate of prime + 1.50% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $9,127 (NIS 25,000) was deposited in the bank as security for the loan.

The activities of the long term loan during the three month ended March 31, 2025 are as follows:

	March 31, 2025	December 31, 2024
Balance, opening	$40,769	$85,107
Repayments	(14,112)	(47,818)
Interest expense, accrued	680	4,848
Translation difference	(472)	(1,368)
Balance, ending	26,865	40,769

Less:
Long term loan – current portion	26,865	40,769
Long term loan	$-	$-

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – LONG TERM LOAN (continued)

The undiscounted repayments for each of the next three years and in the aggregate are:

Year ended	Amount
December 31, 2025	26,865
$26,865